UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                  ALLIANCE NATIONAL MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NATIONAL MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)           Value
                                                      ---------   -------------
MUNICIPAL BONDS-158.7%

Long-Term Municipal Bonds-158.7%
Alabama-7.5%
Huntsville Hlth Care Auth
(Huntsville Hosp Sys) Ser 02B
5.75%, 6/01/32                                         $ 6,000    $   6,458,580
Jefferson Cnty
Ltd Oblig Sch Warrants Ser 04A
5.25%, 1/01/23                                           1,275        1,352,290
Jefferson Cnty Swr Rev
FGIC Ser 99A
5.375%, 2/01/36                                          7,405        8,027,909
Marshall Cnty Hlth Care Auth
(Marshall Cnty Med Ctr) Ser 02A
5.75%, 1/01/32                                           2,500        2,629,025
(Marshall Cnty Med Ctr) Ser 02D
5.75%, 1/01/32                                           3,000        3,156,720
Montgomery Spl Care Facs Fin Auth Rev
(Baptist Health) Ser 04C
5.125%, 11/15/24                                         1,500        1,546,275
5.25%, 11/15/29                                            810          827,245
                                                                  -------------
                                                                     23,998,044
                                                                  -------------

Alaska-1.5%
Alaska Intl Arpt Rev
MBIA Ser 03B
5.00%, 10/01/26                                          1,000        1,043,500
Alaska Mun Bd Bk Auth
MBIA Ser 04G
5.00%, 2/15/24                                           1,345        1,415,559
Four Dam Pool Elec Rev
Ser 04
5.00%, 7/01/24                                           1,035        1,071,070
5.25%, 7/01/26                                           1,385        1,440,898
                                                                  -------------
                                                                      4,971,027
                                                                  -------------

Arizona-0.4%
Mesa Str & Hwy Rev
FSA Ser 05
5.00%, 7/01/24                                           1,200        1,281,144
                                                                  -------------

Arkansas-1.7%
Arkansas Dev Fin Auth SFMR
(Mtg Rev) GNMA Ser 02A
5.30%, 7/01/34                                           5,200        5,319,028
                                                                  -------------

California-8.3%
California GO
Ser 02
5.25%, 4/01/30                                           1,000        1,061,000
Ser 04
5.25%, 4/01/29                                           2,000        2,139,060
Chula Vista IDR
(San Diego Gas) Ser 96A
5.30%, 7/01/21                                           4,000        4,284,800
Coachella Valley Uni Sch Dist
MBIA Ser 03
5.00%, 9/01/31                                           1,000        1,048,010
Hartnell Comm College
MBIA Ser 03A
5.00%, 8/01/27                                           1,155        1,277,453
La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                           2,000        2,172,800

Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                           1,715        1,734,328
Los Angeles Regl Arpts
(Laxfuel Corp) AMBAC Ser 01 AMT
5.50%, 1/01/32                                           9,500       10,023,545
San Rafael Elem Sch Dist
FSA Ser 03A
5.00%, 8/01/28                                           2,820        2,938,158
                                                                  -------------
                                                                     26,679,154
                                                                  -------------

Colorado-3.1%
Avon Hsg Auth MFHR
(Buffalo Ridge II Proj) GNMA Ser 02A AMT
5.70%, 10/20/43                                          4,950        5,142,109
Colorado Hlth Facs Auth Rev
(Parkview Med Ctr) Ser 04
5.00%, 9/01/25                                           1,800        1,832,238
Denver City & Cnty MFHR
(Clyburn Stapleton Proj) GNMA Ser 02 AMT
5.50%, 12/20/43                                          2,155        2,204,371
Todd Creek Farms Metro District No 1 Wtr Rev
(Ref & Impt) Ser 04
6.125%, 12/01/19                                           780          779,423
                                                                  -------------
                                                                      9,958,141
                                                                  -------------

District of Columbia-1.2%
District of Columbia Special Tax Rev
(Gallery Place Proj) Ser 02 FSA
5.40%, 7/01/31                                           3,500        3,730,090
                                                                  -------------

Florida-24.8%
Beacon Tradeport CDD
Ser 02B
7.25%, 5/01/33                                           5,550        5,978,848
Brevard Cnty HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.40%, 3/01/33                                           1,820        1,850,103
Collier Cnty CFD
(Fiddler's Creek) Ser 02A
6.875%, 5/01/33                                          2,985        3,164,219
(Fiddler's Creek) Ser 02B
6.625%, 5/01/33                                          2,245        2,348,652
Dade Cnty Arpt Rev
(Miami Int'l Arpt) FGIC Ser 02 AMT
5.375%, 10/01/32                                         6,040        6,397,991
Florida Educ & Athletic Fac
(FSU Finl Assist) AMBAC Ser 02
5.00%, 10/01/31                                          5,000        5,222,900
Florida Hsg Fin Corp MFHR
(Westminster Apts) FSA Ser 02E-1 AMT
5.40%, 4/01/42                                           3,000        3,085,890
Hamal CDD
(Hamal) Ser 01
6.75%, 5/01/31                                           2,460        2,613,799
Indian Trace Dev Dist
(Wtr Mgmt Spl Benefit) MBIA Ser 05
5.00%, 5/01/26                                             335          356,742
Jacksonville Wtr & Swr Sys Rev
(Jacksonville Elec) MBIA Ser 02A
5.50%, 10/01/41 (a)(b)                                  20,000       20,737,400
Lee Cnty Arpt Rev
(Southwest FL Intl) FSA Ser 00A AMT
5.75%, 10/01/22-10/01/25                                 9,500       10,350,115
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                           1,595        1,692,789
Lee Cnty IDA Hlth Fac
(Shell Point Village) Ser 99A
5.50%, 11/15/29                                          2,500        2,504,050
Lee Cnty Transn Fac
(Sanibel Brdgs & Causway) CIFG Ser 05B
5.00%, 10/01/30                                          1,700        1,795,591

Miami Beach Hlth Facs Hosp Rev
(Mount Sinai Med Ctr) Ser 04
6.75%, 11/15/24                                          2,000        2,244,300
Midtown Miami CDD
Ser 04A
6.00%, 5/01/24                                           2,500        2,623,650
Orange Cnty Hlth Facs Hosp Rev
(Orlando Regional) Ser 02
5.75%, 12/01/32                                          1,400        1,514,464
Parkway Center CDD
Ser 04A
6.125%, 5/01/24                                          2,995        3,104,048
Pinellas Cnty HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 3/01/32                                           1,055        1,075,404
Village CDD
Ser 03A
6.00%, 5/01/22                                             963        1,013,394
                                                                  -------------
                                                                     79,674,349
                                                                  -------------

Georgia-2.3%
Cartersville Dev Auth
(Anheuser Busch Proj) Ser 02 AMT
5.95%, 2/01/32                                           2,510        2,707,136
Georgia HFA SFMR
(Mtg Rev) Ser 02A-2 AMT
5.60%, 12/01/32                                          4,740        4,797,970
                                                                  -------------
                                                                      7,505,106
                                                                  -------------

Hawaii-0.7%
Hawaii St Elec Rev
XLCA Ser 03B AMT
5.00%, 12/01/22                                          2,000        2,082,500
                                                                  -------------

Illinois-18.8%
Bolingbrook GO
FGIC Ser 02A
5.375%, 1/01/38                                          5,000        5,321,250
Chicago Arpt Rev
(O'Hare Int'l Arpt) MBIA Ser 02A AMT
5.375%, 1/01/32                                         15,000       15,765,900
(O'Hare Int'l Arpt) XLCA Ser 03B-1
5.25%, 1/01/34                                           1,760        1,867,958
Chicago GO
FGIC Ser 00
5.50%, 1/01/40                                          14,585       15,752,529
Chicago Parking Rev
(Lakefront Millennium) MBIA Ser 98
5.125%, 1/01/28                                          8,600        9,041,524
Chicago Sales Tax Rev
FGIC Ser 98
5.25%, 1/01/28                                           5,710        5,992,931
Cook Cnty Sch Dist
FSA Ser 04
4.60%, 12/01/20 (c)                                      1,000          932,880
Manhattan
No 04-1 (Brookstone Springs Proj) Ser 05
5.875%, 3/01/28                                          1,875        1,856,306
Met Pier & Expo Auth
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                           3,750        3,975,188
                                                                  -------------
                                                                     60,506,466
                                                                  -------------

Indiana-4.5%
Hendricks Cnty Ind Bldg Facs Corp
(First Mtg) Ser 04
5.50%, 7/15/22                                           1,105        1,225,136
Indiana HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02 AMT
5.55%, 7/01/32                                           2,440        2,504,635
Indianapolis Pub Improv Bond
MBIA Ser 02A
5.25%, 7/01/33                                          10,000       10,556,300

                                                                  -------------
                                                                     14,286,071
                                                                  -------------

Iowa-0.2%
Iowa Fin Auth SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 7/01/32                                             770          783,198
                                                                  -------------

Louisiana-1.7%
Calcasieu Parish SFMR
(Mtg Rev) GNMA/FNMA Ser 02A
6.05%, 4/01/33                                             410          430,266
Louisiana HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.60%, 6/01/33                                           2,260        2,311,167
New Orleans
MBIA Ser 05
5.00%, 12/01/29                                          2,700        2,853,819
                                                                  -------------
                                                                      5,595,252
                                                                  -------------

Massachusetts-3.1%
Massachusetts GO
Ser 02C
5.25%, 11/01/30                                          1,780        1,952,642
Ser 02C Prerefunded
5.25%, 11/01/30                                          3,220        3,532,308
Massachusetts Hlth & Ed Fac Hosp Rev
(Berkshire Hlth Sys) Asset Gty Radian Ser 01E
5.70%, 10/01/25                                          2,000        2,196,140
(Cape Cod Healthcare) Asset Gty Radian Ser 01C
5.25%, 11/15/31                                          2,100        2,221,191
                                                                  -------------
                                                                      9,902,281
                                                                  -------------

Michigan-4.8%
Detroit Dev Fin Auth
(Daimler/Chrysler Plant) Ser 98A
5.50%, 5/01/21                                           1,630        1,502,844
Kent Hosp Fin Auth
(Metro Hosp Proj) Series 05A
5.75%, 7/01/25                                             770          823,985
Michigan Mun Bd Auth
(City of Detroit Sch Dist) FSA Ser 05
5.00%, 6/01/20                                           1,500        1,599,465
Michigan State Hosp Fin Auth
(Marquette Gen Hosp Oblig Group) Ser 05A
5.00%, 5/15/26                                           1,215        1,231,815
Michigan Strategic
(Detroit Edison Co Proj) XLCA Ser 02 AMT
5.45%, 12/15/32                                          5,000        5,343,200
Saginaw Hosp Fin Auth Hosp Rev
(Covenant Med Ctr) Ser 00F
6.50%, 7/01/30                                           4,410        4,875,123
                                                                  -------------
                                                                     15,376,432
                                                                  -------------

Missouri-0.8%
Jackson Cnty Pub Bldg Corp Leasehld Rev
(Cap Impts Proj) Ser 05
5.00%, 12/01/29                                            800          832,000
Missouri SFMR
(Mtg Rev) GNMA/FNMA Ser 02A-1 AMT
5.58%, 9/01/32                                           1,775        1,836,521
                                                                  -------------
                                                                      2,668,521
                                                                  -------------

Nevada-15.2%
Carson City Hosp Rev
(Carson-Tahoe Hosp Proj) Radian Ser 03A
5.00%, 9/01/23                                           2,600        2,690,688
Clark Cnty Arpt Rev
FGIC Ser 01B
5.25%, 7/01/34                                          11,920       12,530,423
Nevada Dept Bus & Ind
(Las Vegas Monorail Proj) AMBAC Ser 00
5.625%, 1/01/32                                         11,720       12,779,254

Reno Special Tax
FGIC Ser 02
5.375%, 6/01/32                                          7,500        8,031,750
Truckee Meadows Wtr Auth
FSA Ser 01A
5.25%, 7/01/34                                          12,000       12,608,160
                                                                  -------------
                                                                     48,640,275
                                                                  -------------

New Hampshire-1.4%
New Hampshire Hlth & Ed Fac Hosp Rev
(Covenant Med Ctr) Ser 02
6.125%, 7/01/31                                          4,200        4,593,120
                                                                  -------------

New Jersey-3.0%
Morris Union Jointure Commn COP
Radian Ser 04
5.00%, 5/01/24                                           5,185        5,420,658
New Jersey Eco Dev Auth Rev
(Cigarette Tax) Ser 04 FGIC
5.00%, 6/15/12                                           4,000        4,320,160
                                                                  -------------
                                                                      9,740,818
                                                                  -------------

New York-4.4%
Erie Cnty IDA
(City of Buffalo Proj) FSA Ser 04
5.75%, 5/01/23                                           4,100        4,680,027
New York City GO
Ser 04G
5.00%, 12/01/23                                          1,600        1,681,456
Ser 04I
5.00%, 8/01/21                                           3,850        4,055,128
New York State HFA
(Eco Dev & Hsg) Ser 05A
5.00%, 9/15/24-9/15/25                                   1,300        1,384,462
Port Auth of NY & NJ
(One Hundred Fortieth) Ser 05
5.00%, 12/01/22                                          2,000        2,164,460
                                                                  -------------
                                                                     13,965,533
                                                                  -------------

North Carolina-0.6%
Charlotte Arpt Rev
MBIA Ser 04A
5.25%, 7/01/24                                           1,895        2,051,830
                                                                  -------------

North Dakota-0.6%
North Dakota HFA SFMR
(Mtg Rev) Ser 02A AMT
5.65%, 1/01/34                                           1,975        2,028,246
                                                                  -------------

Ohio-3.3%
Cleveland-Cuyahoga Cnty
Port Auth Rev Ser 01
7.35%, 12/01/31                                          5,000        5,296,450
Fairfield Cnty Hosp Rev
(Fairfield Med Ctr Proj) Radian Ser 03
5.00%, 6/15/22-6/15/24                                   3,955        4,098,567
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                          1,340        1,354,981
                                                                  -------------
                                                                     10,749,998
                                                                  -------------

Pennsylvania-3.6%
Montgomery Cnty IDA Rev
(Whitemarsh Con Care Proj) Ser 05
6.00%, 2/01/21                                             875          904,181
Pennsylvania Parking Fac
(30th St Station Garage Proj) ACA Ser 02A AMT
5.875%, 6/01/33                                          2,050        2,196,247
Pennsylvania Trpk Transp Rev
AMBAC Ser 01
5.00%, 7/15/41                                           2,000        2,076,540
Philadelphia Auth IDR
(Leadership Learning Partners) Ser 05A

5.25%, 7/01/24                                           1,150        1,129,461
Philadelphia Hosp Rev
(Temple Univ Hosp) Ser 93A
6.625%, 11/15/23                                         3,000        3,035,820
Pittsburgh Pub Parking Auth
FGIC, Ser 05A
5.00%, 12/01/25                                          2,000        2,096,920
                                                                  -------------
                                                                     11,439,169
                                                                  -------------

Rhode Island-1.3%
Rhode Island Hlth & Ed Bldg Corp
(Times2 Academy) Ser 04
5.00%, 12/15/24                                          4,100        4,198,359
                                                                  -------------

Texas-23.7%
Bexar Cnty Hsg Fin Corp MFHR
(Doral Club & Sutton House Apts) MBIA Ser 01A
5.55%, 10/01/36                                         15,000       15,689,400
Brownwood ISD
(Sch Bldg) FGIC Ser 05
5.25%, 2/15/22-2/15/24                                   3,510        3,799,337
Dallas-Fort Worth Arpt Rev
(Int'l Arpt) FGIC Ser 01 AMT
5.50%, 11/01/35                                          6,500        6,860,815
Gulf Coast Waste Disp Auth
(Anheuser-Busch Proj) Ser 02 AMT
5.90%, 4/01/36                                           9,000        9,696,150
Harris Cnty
(Flood Ctl) Ser 03B
5.00%, 10/01/23                                          2,600        2,753,374
Harris Cnty Toll Road Rev
FSA Ser 02
5.125%, 8/15/32                                          2,500        2,617,825
Hidalgo Cnty Hlth Svcs
(Mission Hosp Inc Proj) Ser 05
5.00%, 8/15/14-8/15/19                                     765          781,904
Houston
(Northeast Wtr Purification Proj) FGIC Ser 02
5.125%, 3/01/32                                          7,000        7,290,920
Lewisville Combination Contract
(Spcl Assmt Cap Impt Dist No 2) ACA Ser 05
6.00%, 10/01/25                                            550          609,543
Matagorda Cnty Util Rev
(Centerpoint Energy Proj) Ser 04
5.60%, 3/01/27                                           1,000        1,055,950
Mission Consolidated ISD
Ser 05
5.00%, 2/15/28                                           3,375        3,560,828
Richardson Hosp Auth Rev
(Richardson Regional) Ser 04
5.875%, 12/01/24                                         2,310        2,463,939
6.00%, 12/01/19                                          1,830        2,010,767
San Antonio Arpt Rev
FGIC Ser 02A AMT
5.25%, 7/01/27                                           5,250        5,471,917
Seguin High Ed Fac Rev
(Texas Lutheran University Proj) Ser 04
5.25%, 9/01/33                                           1,250        1,265,250
Texas GO
Ser 02A AMT
5.50%, 8/01/41                                           9,470       10,091,327
                                                                  -------------
                                                                     76,019,246
                                                                  -------------

Utah-0.8%
Davis Cnty Sales Tax Rev
AMBAC Ser 03B
5.25%, 10/01/23                                          1,000        1,078,530
Utah Hsg Corp MFHR
(Bluffs Apts Proj) GNMA Ser 02A AMT
5.60%, 7/20/30                                           1,480        1,563,191
                                                                  -------------
                                                                      2,641,721
                                                                  -------------

Virginia-3.2%
Fauquier Cnty IDA Hosp Rev
(Fauquier Hospital) Asset Gty Ser 02
5.25%, 10/01/31                                          8,500        8,947,695
Pocahontas Pkwy Assoc Toll Rd Rev
(Cap Appreciation) Sr Ser 98B
Zero coupon, 8/15/15                                     2,250        1,318,500

                                                                  -------------
                                                                     10,266,195
                                                                  -------------

Washington-4.6%
King Cnty Swr Rev
FSA Ser 02A
5.25%, 1/01/32                                           3,000        3,154,680
Snohomish Cnty Sch Dist No 004 (Lake Stevens)
FGIC Ser 05
5.00%, 12/01/22                                          1,100        1,178,782
Twenty-Fifth Ave Pptys
(University of WA) MBIA Ser 02
5.25%, 6/01/33                                           9,750       10,274,745
                                                                  -------------
                                                                     14,608,207
                                                                  -------------

Wisconsin-7.6%
Wisconsin Hlth & Ed Fac Auth Rev
(Bell Tower Residence Proj) Ser 05
5.00%, 7/01/20-7/01/25                                   1,485        1,522,540
Wisconsin Hlth & Ed Fac Hosp Rev
(Ministry Hlth Care) MBIA Ser 02A
5.25%, 2/15/32                                          13,615       14,190,370
Wisconsin Hsg Auth SFMR
(Mtg Rev) MBIA Ser 02A AMT
5.60%, 5/01/33                                           4,885        5,220,599
(Mtg Rev) Ser 02A AMT
5.50%, 9/01/32                                           3,330        3,362,701
                                                                  -------------
                                                                     24,296,210
                                                                  -------------

Total Investments-158.7%
(cost $481,174,228)                                                 509,555,731
Other assets less liabilities-2.0%                                    6,464,605
Preferred Stock at redemption value-(60.7%)                        (195,000,000)
                                                                  -------------
Net Assets Applicable to Common
   Shareholders (d) - 100%                                        $ 321,020,336
                                                                  -------------

INTEREST RATE SWAP TRANSACTIONS

                                                       Rate Type
                                         ------------------------------------
                                             Payments          Payments
                Notional                     made by         received by       Unrealized
     Swap        Amount    Termination         the               the          Appreciation/
 Counterparty     (000)        Date         Portfolio         Portfolio      (Depreciation)
-------------------------------------------------------------------------------------------
Goldman Sachs    $26,700      2/03/06       76.48% of           BMA*           $ (27,222)
                                         1 Month LIBOR**
  JP Morgan        3,300     11/05/24        4.149%             BMA*             (97,756)
Merrill Lynch     26,700      2/03/06         BMA*            85.10% of          101,633
                                                           1 Month LIBOR**
Merrill Lynch      9,000     11/01/19        3.896%             BMA*            (128,662)

*BMA (Bond Market Association)
** LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                              Value at
               Number of                       Original       July 31,     Unrealized
    Type       Contracts   Expiration Month      Value          2005      Appreciation
--------------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future      112       September 2005    $12,682,295   $12,430,250     $ 252,045

Swap 10 Yr
Future             32       September 2005      3,559,880     3,517,000        42,880
                                                                            ---------
                                                                            $ 294,925
                                                                            ---------

(a) Positions, or portions thereof, with a market value of $565,094 have been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     ACA     -American Capital Access Financial Guaranty Corporation
     AMBAC   -American Municipal Bond Assurance Corporation
     AMT     -Alternative Minimum Tax- (subject to)
     CDD     -Community Development District
     CFD     -Communities Facilities District
     CIFG    -CIFG Assurance North America, Inc.
     COP     -Certificate of Participation
     FGIC    -Financial Guaranty Insurance Company
     FNMA    -Federal National Mortgage Association
     FSA     -Financial Security Assurance, Inc.
     GNMA    -Government National Mortgage Association
     GO      -General Obligation
     HFA     -Housing Finance Authority
     IDA     -Industrial Development Authority
     IDR     -Industrial Development Revenue
     ISD     -Independent School District
     MBIA    -Municipal Bond Investors Assurance
     MFHR    -Multi-Family Housing Revenue
     SFMR    -Single Family Mortgage Revenue
     SWR     -Solid Waste Revenue
     XLCA    -XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    ---------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005